Subsequent Events - Additional Information (Detail) - O 2026 A Dividends [Member] - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 18, 2026 USD ($) $ / shares
Subsequent Event [Line Items]
Aggregate amount dividend payable | $	$ 41.2
Dividend payable date	Apr. 30, 2026
Dividend record date	Apr. 10, 2026
Ex-dividend date	Apr. 10, 2026
American Depository Shares [Member]
Subsequent Event [Line Items]
Cash dividend amount per ADS	$ 0.28
Common Stock [Member]
Subsequent Event [Line Items]
Cash dividend amount paid per share	$ 0.14